Stock-based Compensation - Valuation Assumptions (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jul. 31, 2026	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted (usd per share)		$ 7.40	$ 16.36	$ 18.44
Assumptions used:
Expected life (years)		6 years 6 months	6 years 1 month 6 days	6 years 1 month 6 days
Risk-free interest rate		3.80%	4.10%	4.20%
Volatility		32.90%	24.50%	24.30%
Dividend yield		0.00%	3.50%	3.20%
ESPP
Assumptions used:
Expected life (years)	6 months	3 months 18 days
Risk-free interest rate	3.96%	3.67%
Volatility	33.68%	32.54%
Dividend yield	0.00%	0.00%